SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Concentration Risk) (Details) - Suppliers concentration risk [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Largest prepayments made to individual suppliers [Member] | Supplier A [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 1,614,677	$ 6,400,000
Largest prepayments made to individual suppliers [Member] | Supplier B [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	1,458,913	1,070,954
Advances and prepayments to equipment suppliers [Member] | Supplier A [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	236,929	71,783
Advances and prepayments to equipment suppliers [Member] | Supplier B [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk		$ 66,689